Consolidated Statements of Financial Position ₪ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)
CURRENT ASSETS
Cash and cash equivalents	$ 6,773	₪ 21,604	₪ 41,170
Short-term bank deposits	14,900	47,531	62,853
Restricted deposits	44	140	140
Trade receivables	1,300	4,144	3,909
Other receivables	436	1,391	1,237
Inventory - current portion	2,067	6,593	23,092
Total current assets	25,520	81,403	132,401
NON-CURRENT ASSETS
Inventory - non-current portion	4,181	13,337
Right-of-use assets	403	1,285	1,780
Property and equipment, net	1,825	5,822	7,645
Total non-current assets	6,409	20,444	9,425
Total assets	31,929	101,847	141,826
CURRENT LIABILITIES
Trade payables	621	1,980	2,359
Other payables and accruals	1,382	4,407	3,780
Contract liabilities	294	938	5,133
Share-based compensation liability	87	276	1,458
Current maturities of liability for royalties to the Israel Innovation Authority	534	1,705	532
Current maturities of lease liabilities	321	1,023	999
Total current liabilities	3,239	10,329	14,261
Total current liabilities	3,239	10,329	14,261
NON-CURRENT LIABILITIES
Contract liabilities			22,897
Share-based compensation liability, net of current maturities			164
Liability for royalties to the Israel Innovation Authority, net of current maturities	2,472	7,886	6,497
Lease liabilities, net of current maturities	170	542	1,120
Total non-current liabilities	2,642	8,428	30,678
Total non-current liabilities	2,642	8,428	30,678
Total liabilities	5,881	18,757	44,939
EQUITY
Ordinary shares	1	2	2
Share premium	80,294	256,137	253,205
Capital reserve	3,164	10,092	10,968
Accumulated deficit	(57,411)	(183,141)	(167,288)
Total equity	26,048	83,090	96,887
Total liabilities and equity	$ 31,929	₪ 101,847	₪ 141,826